12. STOCKHOLDERS DEFICIT (Tables)	12 Months Ended
Jun. 30, 2014
Stockholders Deficit Tables
Schedule of Stock Option Activity
	Number of Options		Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding at June 30, 2012	24,607,000		$0.32	8.5 years
Granted	150,000		$0.29
Exercised	-0-
Forfeited and Cancelled	-0-
Outstanding June 30, 2013	24,757,000		$0.32	7.5 years
Granted	1,750,000
Exercised		-0-
Forfeited and Cancelled	(55,000)
Outstanding June 30, 2014	26,452,000		$0.31	6.7 years
Exercisable June 30, 2014	22,803,000		$0.34	6.4 years

Schedule of assumptions used to estimate fair value for stock options at grant date
	For the Period Ended June 30, 2014	For the Period Ended June 30, 2013
Average expected life (years)	6.0	6.0
Average risk free interest rate	1.31%	1.31%
Expected volatility	139%	168%
Expected dividend rate	0%	0%
Expected forfeiture rate	5%	5%

Schedule of warrant activity
	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding at June 30, 2012	11,485,000	$0.25
Granted	15,441,000	0.21
Exercised	-0-
Forfeited and Cancelled	(4,867,000)	0.34
Outstanding at June 30, 2013	22,059,000	$0.26
Granted	5,885,000	0.21
Exercised	-0-
Forfeited and Cancelled	-0-
Outstanding and exercisable at June 30, 2014	27,944,000	$0.20	2.8 years	$-